                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03326

Morgan Stanley U.S. Government Money Market Trust
    (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
    (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2004

Date of reporting period: July 31, 2003


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley U.S. Government Money Market Trust performed during the semiannual period. The portfolio management team will provide an overview of the market climate, and discuss some of the factors that helped or hindered performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments, as well as other information.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-month period ended July 31, 2003

MARKET CONDITIONS

During the six months ended July 31, 2003, favorable economic trends--including accommodative monetary policy, stimulative fiscal policy, growth in productivity and gains in the stock markets--were balanced by higher unemployment, uncertainty concerning the geopolitical situation and caution within the business community regarding capital investment. Gross domestic product (GDP) grew by only 2.4 percent in the second quarter of 2003 as high levels of uncertainty continued to plague the U.S. economy. Consumer confidence fell monthly during the first quarter but bounced higher beginning in April following the conclusion of the war in Iraq. The manufacturing sector remains weak, and total nonfarm payrolls declined each month from February through July.

The Federal Reserve Open Market Committee (FOMC) maintained an accommodative posture in an attempt to encourage a faster pace of economic activity. After holding its target rate for federal funds at 1.25 percent for seven months, the FOMC lowered its target to 1.00 percent, a 45-year low, on June 25, 2003. At that meeting, the FOMC repeated its formal economic assessment announced at the previous month's meeting, which indicated that while the outlook for economic growth was balanced, there remained a risk of a substantial further fall in inflation. Against this backdrop, money market fund yield levels fell to record lows.

PERFORMANCE ANALYSIS

As of July 31, 2003, Morgan Stanley U.S. Government Money Market Trust had net assets of more than $1.3 billion. For the seven-day period ended July 31, 2003, the Fund provided an effective annualized yield of 0.37 percent and a current annualized yield of 0.37 percent, while its 30-day average annualized yield was
0.38 percent. For the six-month period ended July 31, 2003, the Fund provided a total return of 0.26 percent and an annualized total return of 0.53 percent. Past performance is no guarantee of future results.

As of the end of July, the Fund's weighted average maturity was 45 days, and 90 percent of its holdings were due to mature within three months. Throughout the past six months, given the low absolute level of money-market interest rates, we continued to place a strong emphasis on purchasing high-quality government obligations. The Fund continued to serve as a useful investment for liquidity and preservation of capital and generated a yield that reflects prevailing money market conditions.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

   PORTFOLIO COMPOSITION
   U.S. Government & Agency Discount Notes             90.8%
   Repurchase Agreements                                5.3
   U.S. Treasury Bills                                  5.0

   MATURITY SCHEDULE
   1 - 30 Days                                         51.7%
   31 - 60 Days                                        20.4
   61 - 90 Days                                        19.4
   91 - 120 Days                                        1.5
   121+ Days                                            8.1

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

1. THE FUND SEEKS HIGH CURRENT INCOME WHILE STRIVING TO PRESERVE PRINCIPAL AND LIQUIDITY. THE FUND'S PORTFOLIO DOES NOT CONTAIN ANY DERIVATIVE SECURITIES.

2. THE PORTFOLIO CONSISTS SOLELY OF SHORT-TERM SECURITIES ISSUED OR BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT OR ITS AGENCIES. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

Morgan Stanley U.S. Government Money Market Trust
PORTFOLIO OF INVESTMENTS - JULY 31, 2003 (UNAUDITED)

                                                                          ANNUALIZED
PRINCIPAL                                                                    YIELD
AMOUNT IN                                                                 ON DATE OF
THOUSANDS                  DESCRIPTION AND MATURITY DATE                   PURCHASE          VALUE
-------------------------------------------------------------------------------------------------------
            U.S. Government Agencies & Obligations (95.8%)
$732,967    Federal Home Loan Banks
              08/08/03 - 12/24/03.......................................  0.96 - 1.15%  $  732,029,584
 390,722    Federal National Mortgage Assoc.
              08/06/03 - 12/24/03.......................................  0.87 - 1.36      390,277,937
  80,000    Freddie Mac
              08/15/03 - 09/02/03.......................................  1.00 - 1.16       79,947,861
  66,000    U.S. Treasury Bills
              10/23/03 - 12/04/03.......................................  0.93 - 1.14       65,796,673
                                                                                        --------------
            Total U.S. Government Agencies & Obligations
            (Cost $1,268,052,055)....................................................    1,268,052,055
                                                                                        --------------
            Repurchase Agreements (5.3%)
  69,000    Banc of America Securities LLC due 08/01/03
              (dated 07/31/03; proceeds $69,002,147) (a)................        1.12        69,000,000
   1,101    The Bank of New York due 08/01/03
              (dated 07/31/03; proceeds $1,100,713) (b).................       0.875         1,100,686
                                                                                        --------------
            Total Repurchase Agreements
            (Cost $70,100,686).......................................................       70,100,686
                                                                                        --------------

            Total Investments
            (Cost $1,338,152,741) (c)......................................   101.1%     1,338,152,741

            Liabilities in Excess of Other Assets..........................   (1.1)        (14,924,758)
                                                                              -----     --------------
            Net Assets.....................................................   100.0%    $1,323,227,983
                                                                              =====     ==============

---------------------

    (a)  Collateralized by Federal National Mortgage Assoc.
         6.00% - 6.50% due 02/01/33 - 07/01/33 valued at $68,963,798 and Federal Mortgage Acceptance Corp. 4.50% due 06/01/18 valued at $1,416,202.
    (b) Collateralized by U.S. Treasury Note 2.00% due 11/30/04 valued at $1,122,701.
    (c)  Cost is the same for federal income tax purposes.

                       See Notes to Financial Statements
 4

Morgan Stanley U.S. Government Money Market Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
July 31, 2003 (unaudited)

Assets:
Investments in securities, at value
  (cost $1,338,152,741).....................................  $1,338,152,741
Cash........................................................          90,001
Prepaid expenses and other assets...........................         101,505
                                                              --------------
    Total Assets............................................   1,338,344,247
                                                              --------------
Liabilities:
Payable for:
    Shares of beneficial interest redeemed..................      14,238,513
    Investment management fee...............................         483,888
    Distribution fee........................................         113,988
Accrued expenses and other payables.........................         279,875
                                                              --------------
    Total Liabilities.......................................      15,116,264
                                                              --------------
    Net Assets..............................................  $1,323,227,983
                                                              ==============
Composition of Net Assets:
Paid-in-capital.............................................  $1,323,161,505
Accumulated undistributed net investment income.............          66,478
                                                              --------------
    Net Assets..............................................  $1,323,227,983
                                                              ==============
    Net Asset Value Per Share,
      1,323,226,417 shares outstanding
      (unlimited shares authorized of $.01 par value).......           $1.00
                                                              ==============

                       See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended July 31, 2003 (unaudited)

Net Investment Income:
Interest Income.............................................  $8,108,433
                                                              ----------
Expenses
Investment management fee...................................   2,825,017
Transfer agent fees and expenses............................   1,179,576
Distribution fee............................................     665,465
Shareholder reports and notices.............................      78,365
Custodian fees..............................................      36,082
Professional fees...........................................      25,319
Registration fees...........................................      13,414
Trustees' fees and expenses.................................      12,094
Other.......................................................      11,316
                                                              ----------
    Total Expenses..........................................   4,846,648

Less: amounts waived/reimbursed.............................      (1,956)
                                                              ----------
    Net Expenses............................................   4,844,692
                                                              ----------
Net Investment Income.......................................  $3,263,741
                                                              ==========

                       See Notes to Financial Statements
 6

Morgan Stanley U.S. Government Money Market Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                               FOR THE SIX       FOR THE YEAR
                                                               MONTHS ENDED         ENDED
                                                              JULY 31, 2003    JANUARY 31, 2003
                                                              --------------   ----------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $    3,263,741    $   13,369,990
Dividends to shareholders from net investment income........      (3,329,371)      (13,304,244)
Net increase (decrease) from transactions in shares of
  beneficial interest.......................................     (16,299,233)       83,017,896
                                                              --------------    --------------
    Net Increase (Decrease).................................     (16,364,863)       83,083,642
Net Assets:
Beginning of period.........................................   1,339,592,846     1,256,509,204
                                                              --------------    --------------
End of Period
(Including accumulated undistributed net investment income
of $66,478 and $132,108, respectively)......................  $1,323,227,983    $1,339,592,846
                                                              ==============    ==============

                       See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2003 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley U.S. Government Money Market Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objectives are security of principal, high current income and liquidity. The Fund was organized as a Massachusetts business trust on November 18, 1981 and commenced operations on February 17, 1982.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375%

Morgan Stanley U.S. Government Money Market Trust
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2003 (UNAUDITED) continued

to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

For the six months ended July 31, 2003 and through December 31, 2003, the Investment Manager agreed to waive its fee and reimburse expenses to the extent they exceed 0.75% of the daily net assets of the Fund.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended July 31, 2003, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions And Transactions With Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended July 31, 2003 aggregated $24,445,095,645 and $24,464,836,545, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $170,100.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended July 31, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,587. At July 31,

Morgan Stanley U.S. Government Money Market Trust
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2003 (UNAUDITED) continued

2003, the Fund had an accrued pension liability of $58,702 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                               FOR THE SIX       FOR THE YEAR
                                                               MONTHS ENDED         ENDED
                                                              JULY 31, 2003    JANUARY 31, 2003
                                                              --------------   ----------------
                                                               (unaudited)

Shares sold.................................................   1,529,696,845     3,093,636,400
Shares issued in reinvestment of dividends..................       3,320,015        13,261,036
                                                              --------------    --------------
                                                               1,533,016,860     3,106,897,436
Shares redeemed.............................................  (1,549,316,093)   (3,023,879,540)
                                                              --------------    --------------
Net increase (decrease).....................................     (16,299,233)       83,017,896
                                                              ==============    ==============

Morgan Stanley U.S. Government Money Market Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                       FOR THE SIX                     FOR THE YEAR ENDED JANUARY 31,
                                                      MONTHS ENDED          -----------------------------------------------------
                                                      JULY 31, 2003          2003         2002         2001      2000      1999
                                                      -------------         -------      -------      -------   -------   -------
                                                       (unaudited)
Selected Per Share Data:
Net asset value, beginning of period................     $  1.00            $  1.00      $  1.00      $  1.00   $  1.00   $  1.00
                                                         -------            -------      -------      -------   -------   -------
Net investment income from investment operations....       0.003              0.011        0.032        0.056     0.044     0.045
Less dividends from net investment income...........      (0.003)            (0.011)      (0.032)      (0.056)   (0.044)   (0.045)
                                                         -------            -------      -------      -------   -------   -------
Net asset value, end of period......................     $  1.00            $  1.00      $  1.00      $  1.00   $  1.00   $  1.00
                                                         =======            =======      =======      =======   =======   =======
Total Return........................................        0.26%(1)           1.06%        3.25%        5.80%     4.48%     4.63%
Ratios to Average Net Assets:
Expenses............................................        0.73%(2)(3)        0.74%(3)     0.74%(3)     0.78%     0.84%     0.94%
Net investment income...............................        0.49%(2)(3)        1.03%(3)     3.14%(3)     5.61%     4.34%     4.50%
Supplemental Data:
Net assets, end of period, in millions..............      $1,323             $1,340       $1,257       $1,243    $1,081    $1,017

---------------------

    (1)  Not annualized.
    (2)  Annualized.
    (3)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been as follows:



                                   EXPENSE         NET INVESTMENT
           PERIOD ENDED            RATIO           INCOME RATIO
         -----------------          ----                ----
         July 31, 2003              0.73%               0.49%
         January 31, 2003           0.76%               1.01%
         January 31, 2002           0.81%               3.07%

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

Morgan Stanley
U.S. Government
Money Market Trust

Semiannual Report
July 31, 2003

[MORGAN STANLEY LOGO]

37960RPT-12016H03-AP-8/03

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)     No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto

(d) The Fund has granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e)     Not applicable.

(f)

        (1)    The Fund's Code of Ethics is attached hereto as Exhibit A.

        (2)    Not applicable.

        (3)    Not applicable.



Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.


Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 4-8 are not applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Money Market Trust
Ronald E. Robison
Principal Executive Officer
September 22, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
September 22, 2003

Francis Smith
Principal Financial Officer
September 22, 2003

                                                                    EXHIBIT 10 A

      CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS
                              ADOPTED JULY 31, 2003



I. This Code of Ethics (the "Code") for the investment companies within the Morgan Stanley complex identified in Exhibit A (collectively, "Funds" and each, a "Fund") applies to each Fund's Principal Executive Officer, President, Principal Financial Officer and Treasurer (or persons performing similar functions) ("Covered Officers" each of whom are set forth in Exhibit B) for the purpose of promoting:

        - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

        - full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

        - compliance with applicable laws and governmental rules and regulations;

        - prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

        -       accountability for adherence to the Code.

                Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II. COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS OF INTEREST

        OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

        Certain conflicts of interest arise out of the relationships between Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as "affiliated persons" (as defined in the Investment Company Act) of the Fund. The Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

        Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

        Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

        Each Covered Officer must not:

        - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly) to the detriment of the Fund;

        - cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

        - use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

        Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

        Conflict of interest situations should always be approved by the General Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

        - service or significant business relationships as a director on the board of any public or private company;

        - accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

        - any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

        - a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III.    DISCLOSURE AND COMPLIANCE

        - Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the Funds;

        - each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the

                Fund, including to the Fund's Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

        - each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

        - it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.     REPORTING AND ACCOUNTABILITY

        Each Covered Officer must:

        - upon adoption of the Code (thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

        - annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

        - not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

        - notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

        The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(1) sought by a Covered Officer must be considered by the Board of the relevant Fund or Funds.

        The Funds will follow these procedures in investigating and enforcing this Code:

        - the General Counsel will take all appropriate action to investigate any potential violations reported to him;




--------------------------
(1) Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

        - if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

        - any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

        - if the directors/trustees/managing general partners who are not "interested persons" as defined by the Investment Company Act (the "Independent Directors/Trustees/Managing General Partners") of the relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

        - the Independent Directors/Trustees/Managing General Partners of the relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

        - any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.      OTHER POLICIES AND PROCEDURES

        This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI.     AMENDMENTS

        Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Directors/Trustees/Managing General Partners.

VII.    CONFIDENTIALITY

        All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

VIII.   INTERNAL USE

        The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion



I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.


---------------------------

Date:
     ----------------------

                                    EXHIBIT A
                                    FUND LIST

                                 MORGAN STANLEY
                         RETAIL AND INSTITUTIONAL FUNDS
                                       AT
                                  JULY 31, 2003


RETAIL FUNDS

OPEN-END RETAIL FUNDS

    TAXABLE MONEY MARKET FUNDS

1.  Active Assets Government Securities Trust ("AA Government")
2. Active Assets Institutional Government Securities Trust ("AA Institutional Government")
3.  Active Assets Institutional Money Trust ("AA Institutional Money")
4.  Active Assets Money Trust ("AA Money")
5.  Morgan Stanley Liquid Asset Fund Inc. ("Liquid Asset")
6.  Morgan Stanley U.S. Government Money Market Trust ("Government Money")


Tax-Exempt Money Market Funds

7.  Active Assets California Tax-Free Trust ("AA California")
8.  Active Assets Tax-Free Trust ("AA Tax-Free")
9. Morgan Stanley California Tax-Free Daily Income Trust ("California Tax-Free Daily")
10. Morgan Stanley New York Municipal Money Market Trust ("New York Money")
11. Morgan Stanley Tax-Free Daily Income Trust ("Tax-Free Daily")

    EQUITY FUNDS

12. Morgan Stanley 21st Century Trend Fund ("21st Century Trend")*
13. Morgan Stanley Aggressive Equity Fund ("Aggressive Equity")*
14. Morgan Stanley Allocator Fund ("Allocator Fund")*
15. Morgan Stanley All Star Growth Fund ("All Star Growth")*
16. Morgan Stanley American Opportunities Fund ("American Opportunities")*
17. Morgan Stanley Biotechnology Fund ("Biotechnology Fund")*
18. Morgan Stanley Capital Opportunities Trust ("Capital Opportunities")*
19. Morgan Stanley Developing Growth Securities Trust ("Developing Growth")*
20. Morgan Stanley Dividend Growth Securities Inc. ("Dividend Growth")*
21. Morgan Stanley Equity Fund ("Equity Fund")*
22. Morgan Stanley European Growth Fund Inc. ("European Growth")*
23. Morgan Stanley Financial Services Trust ("Financial Services")*

24. Morgan Stanley Fund of Funds ("Fund of Funds")*
        -   Domestic Portfolio
        -   International Portfolio
25. Morgan Stanley Fundamental Value Fund ("Fundamental Value")*
26. Morgan Stanley Global Advantage Fund ("Global Advantage")*
27. Morgan Stanley Global Dividend Growth Securities ("Global Dividend Growth")*
28. Morgan Stanley Global Utilities Fund ("Global Utilities")*
29. Morgan Stanley Growth Fund ("Growth Fund")*
30. Morgan Stanley Health Sciences Trust ("Health Sciences")*
31. Morgan Stanley Income Builder Fund ("Income Builder")*
32. Morgan Stanley Information Fund ("Information Fund")*
33. Morgan Stanley International Fund ("International Fund")*
34. Morgan Stanley International SmallCap Fund ("International SmallCap")*
35. Morgan Stanley International Value Equity Fund ("International Value")*
36. Morgan Stanley Japan Fund ("Japan Fund")*
37. Morgan Stanley KLD Social Index Fund ("KLD Social Index")*
38. Morgan Stanley Latin American Growth Fund ("Latin American")*
39. Morgan Stanley Market Leader Trust ("Market Leader")*
40. Morgan Stanley Mid-Cap Value Fund (Mid-Cap Value")*
41. Morgan Stanley Nasdaq-100 Index Fund ("Nasdaq-100")*
42. Morgan Stanley Natural Resource Development Securities Inc. ("Natural Resource")*
43. Morgan Stanley New Discoveries Fund ("New Discoveries")*
44. Morgan Stanley Next Generation Trust ("Next Generation")*
45. Morgan Stanley Pacific Growth Fund Inc. ("Pacific Growth")*
46. Morgan Stanley Real Estate Fund ("Real Estate")*
47. Morgan Stanley Small-Mid Special Value Fund (Small-Mid Special Value")*
48. Morgan Stanley S&P 500 Index Fund ("S&P500 Index")*
49. Morgan Stanley Special Growth Fund ("Small Cap Growth")*
50. Morgan Stanley Special Value Fund ("Special Value")*
51. Morgan Stanley Tax-Managed Growth Fund ("Tax-Managed Growth")*
52. Morgan Stanley Technology Fund ("Technology Fund")*
53. Morgan Stanley Total Market Index Fund ("Total Market Index")*
54. Morgan Stanley Total Return Trust ("Total Return")*
55. Morgan Stanley Utilities Fund ("Utilities Fund")*
56. Morgan Stanley Value-Added Market Series ("Value-Added")*
57. Morgan Stanley Value Fund ("Value Fund")*

    BALANCED FUNDS

58. Morgan Stanley Balanced Growth Fund ("Balanced Growth")*
59. Morgan Stanley Balanced Income Fund ("Balanced Income")*

    ASSET ALLOCATION FUND

60. Morgan Stanley Strategist Fund ("Strategist Fund")*

TAXABLE FIXED-INCOME FUNDS

61. Morgan Stanley Convertible Securities Trust ("Convertible Securities")*
62. Morgan Stanley Diversified Income Trust ("Diversified Income")*
63. Morgan Stanley Federal Securities Trust ("Federal Securities")*
64. Morgan Stanley High Yield Securities Inc ("High Yield Securities")*
65. Morgan Stanley Intermediate Income Securities ("Intermediate Income")*
66. Morgan Stanley Limited Duration Fund ("Limited Duration Fund")
67. Morgan Stanley Limited Duration U.S. Treasury Trust ("Limited Duration Treasury")
68. Morgan Stanley Total Return Income Securities Fund ("Total Return Income")*
69. Morgan Stanley U.S. Government Securities Trust ("Government Securities")*

    TAX-EXEMPT FIXED-INCOME FUNDS

70. Morgan Stanley California Tax-Free Income Fund ("California Tax-Free")*
71. Morgan Stanley Hawaii Municipal Trust ("Hawaii Municipal")
72. Morgan Stanley Limited Term Municipal Trust ("Limited Term Municipal")
73. Morgan Stanley Multi-State Municipal Series Trust ("Multi-State Series")
        -   Arizona Series
        -   Florida Series
        -   New Jersey Series
        -   Pennsylvania Series
74. Morgan Stanley New York Tax-Free Income Fund ("New York Tax-Free")*
75. Morgan Stanley Tax-Exempt Securities Trust ("Tax-Exempt Securities")*

    SPECIAL PURPOSE FUNDS

76. Morgan Stanley Select Dimensions Investment Series ("Select Dimensions")

        -   American Opportunities Portfolio
        -   Balanced Growth Portfolio
        -   Capital Opportunities Portfolio
        -   Developing Growth Portfolio
        -   Dividend Growth Portfolio
        -   Flexible Income Portfolio
        -   Global Equity Portfolio
        -   Growth Portfolio
        -   Money Market Portfolio
        -   Utilities Portfolio
        -   Value-Added Portfolio

77. Morgan Stanley Variable Investment Series ("Variable Investment")
        -   Aggressive Equity Portfolio
        -   Dividend Growth Portfolio

        -   Equity Portfolio
        -   European Growth Portfolio
        -   Global Advantage Portfolio
        -   Global Dividend Growth Portfolio
        -   High Yield Portfolio
        -   Income Builder Portfolio
        -   Information Portfolio
        -   Limited Duration Portfolio
        -   Money Market Portfolio
        -   Pacific Growth Protfolio
        -   Quality Income Plus Portfolio
        -   S&P 500 Index Portfolio
        -   Strategist Portfolio
        -   Utilities Portfolio

CLOSED-END RETAIL FUNDS

    TAXABLE FIXED-INCOME CLOSED-END FUNDS

78. Morgan Stanley Government Income Trust ("Government Income")
79. Morgan Stanley Income Securities Inc. ("Income Securities")
80. Morgan Stanley Prime Income Trust ("Prime Income")

    TAX-EXEMPT FIXED-INCOME CLOSED-END FUNDS

81. Morgan Stanley California Insured Municipal Income Trust ("California Insured Municipal")
82. Morgan Stanley California Quality Municipal Securities ("California Quality Municipal")
83. Morgan Stanley Insured California Municipal Securities ("Insured California Securities")
84. Morgan Stanley Insured Municipal Bond Trust ("Insured Municipal Bond")
85. Morgan Stanley Insured Municipal Income Trust ("Insured Municipal Income")
86. Morgan Stanley Insured Municipal Securities ("Insured Municipal Securities")
87. Morgan Stanley Insured Municipal Trust ("Insured Municipal Trust")
88. Morgan Stanley Municipal Income Opportunities Trust ("Municipal Opportunities")
89. Morgan Stanley Municipal Income Opportunities Trust II ("Municipal Opportunities II")
90. Morgan Stanley Municipal Income Opportunities Trust III ("Municipal Opportunities III")
91. Morgan Stanley Municipal Premium Income Trust ("Municipal Premium")
92. Morgan Stanley New York Quality Municipal Securities ("New York Quality Municipal")
93. Morgan Stanley Quality Municipal Income Trust ("Quality Municipal Income")
94. Morgan Stanley Quality Municipal Investment Trust ("Quality Municipal Investment")

95. Morgan Stanley Quality Municipal Securities ("Quality Municipal Securities")

*- Denotes Retail Multi-Class Fund

        TERM TRUST

1.  TCW/DW Term Trust 2003 ("Term Trust 2003")

                               INSTITUTIONAL FUNDS

OPEN-END INSTITUTIONAL FUNDS

1.      Morgan Stanley Institutional Fund, Inc. ("Institutional Fund Inc.")

        Active Portfolios:

                -       Active International Allocation Portfolio
                -       Asian Equity Portfolio
                -       Asian Real Estate Portfolio
                -       Emerging Markets Portfolio
                -       Emerging Markets Debt Portfolio
                -       Equity Growth Portfolio
                -       European Value Equity Portfolio
                -       European Real Estate Portfolio
                -       Focus Equity Portfolio
                -       Global Franchise Portfolio
                -       Global Value Equity Portfolio
                -       International Equity Portfolio
                -       International Magnum Portfolio
                -       International Small Cap Portfolio
                -       Japanese Value Equity Portfolio
                -       Latin American Portfolio
                -       Money Market Portfolio
                -       Municipal Money Market Portfolio
                -       Small Company Growth Portfolio
                -       Technology Portfolio
                -       U.S. Real Estate Portfolio
                -       Value Equity Portfolio

        Inactive Portfolios:

                -       China Growth Portfolio
                -       Gold Portfolio
                -       Micro-Cap Portfolio
                -       Mortgage Backed Securities Portfolio
                -       U.S. Equity Portfolio
                -       Municipal Bond Portfolio

2.      Morgan Stanley Institutional Fund Trust ("Institutional Fund Trust")

        Active Portfolios:

                -       Advisory Foreign Fixed Income Portfolio

                -       Advisory Foreign Fixed Income II Portfolio
                -       Advisory Mortgage Portfolio
                -       Balanced Portfolio
                -       Cash Reserves Portfolio
                -       U.S. Core Fixed Income Portfolio
                -       Equity Portfolio
                -       Core Plus Fixed Income Portfolio
                -       Investment Grade Fixed Income Portfolio
                -       High Yield Portfolio
                -       Intermediate Duration Portfolio
                -       International Fixed income Portfolio
                -       Limited Duration Portfolio
                -       Mid-Cap Growth Portfolio
                -       Multi-Asset Class Portfolio
                -       Municipal Portfolio
                -       Small-Cap Growth Portfolio
                -       Strategic Small Value Portfolio
                -       U.S. Small-Cap Growth Portfolio
                -       U.S. Mid-Cap Core Portfolio
                -       Value Portfolio

        Inactive Portfolios:
                -       Balanced Plus Portfolio
                -       Growth Portfolio
                -       New York Municipal Portfolio
                -       Targeted Duration Portfolio
                -       Value II Portfolio

3.      The Universal Institutional Funds, Inc. ("Universal Funds")

        Active Portfolios:
                -       Active International Allocation Portfolio
                -       Core Plus Fixed Income Portfolio
                -       Emerging Markets Debt Portfolio
                -       Emerging Markets Equity Portfolio
                -       Equity and Income Portfolio
                -       Equity Growth Portfolio
                -       Global Franchise Portfolio
                -       Global Value Equity Portfolio
                -       High Yield Portfolio
                -       International Magnum Portfolio
                -       Mid-Cap Growth Portfolio
                -       Money Market Portfolio
                -       Small Company Growth Portfolio

                -       Technology Portfolio
                -       U.S. Mid-Cap Core Portfolio
                -       U.S. Real Estate Portfolio
                -       Value Portfolio

    Inactive Portfolios:

                -       Asian Equity Portfolio
                -       Balanced Portfolio
                -       Capital Preservation Portfolio
                -       Core Equity Portfolio
                -       International Fixed Income Portfolio
                -       Investment Grade Fixed Income Portfolio
                -       Latin American Portfolio
                -       Multi-Asset Class Portfolio
                -       Targeted Duration Portfolio

4.      Morgan Stanley Institutional Liquidity Funds ("Liquidity Funds")

CLOSED-END INSTITUTIONAL FUNDS

5.      Morgan Stanley Asia-Pacific Fund, Inc. ("Asia-Pacific Fund")
6.      Morgan Stanley Eastern Europe Fund, Inc. ("Eastern Europe")
7.      Morgan Stanley Emerging Markets Debt Fund, Inc. ("Emerging Markets
        Debt")
8.      Morgan Stanley Emerging Markets Fund, Inc. ("Emerging Markets Fund")
9.      Morgan Stanley Global Opportunity Bond Fund, Inc. ("Global Opportunity")
10.     Morgan Stanley High Yield Fund, Inc. ("High Yield Fund")
11.     The Latin American Discovery Fund, Inc. ("Latin American Discovery")
12      The Malaysia Fund, Inc. ("Malaysia Fund")
13.     The Thai Fund, Inc. ("Thai Fund")
14.     The Turkish Investment Fund, Inc. ("Turkish Investment")

CLOSED-END HEDGE FUND

15.     Morgan Stanley Institutional Fund of Hedge Funds ("Fund of Hedge Funds")

                                    EXHIBIT B

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                                    EXHIBIT C

                                 GENERAL COUNSEL

                                   Barry Fink